Shareholders' Equity (Details)					1 Months Ended																														12 Months Ended
	Jul. 02, 2019 USD ($) shares	Nov. 12, 2017 USD ($) shares	May 04, 2017 ₪ / shares shares	May 04, 2017 $ / shares shares	Sep. 23, 2019 ₪ / shares shares	Sep. 23, 2019 $ / shares shares	Jul. 17, 2019	Mar. 20, 2019	Mar. 19, 2019 USD ($) $ / shares shares	Feb. 18, 2019	Jan. 27, 2019	Oct. 26, 2018 shares	Jun. 25, 2018 USD ($) shares	Jun. 21, 2018 USD ($) shares	Jun. 18, 2018 ₪ / shares shares	Jun. 18, 2018 $ / shares shares	Apr. 23, 2018	Mar. 25, 2018	Feb. 14, 2018 USD ($) shares	Nov. 30, 2017 ₪ / shares shares	Nov. 30, 2017 $ / shares shares	Aug. 31, 2017	Aug. 27, 2017 ₪ / shares shares	Aug. 27, 2017 $ / shares shares	Apr. 23, 2017 USD ($)	Apr. 19, 2017	Mar. 29, 2017	Mar. 29, 2017 USD ($)	Feb. 01, 2017	Jan. 26, 2017 ₪ / shares shares	Jan. 26, 2017 $ / shares shares	Apr. 17, 2016 $ / shares shares	Mar. 01, 2016	Nov. 30, 2015	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) ₪ / shares $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2019 ₪ / shares	Oct. 26, 2019 shares	Jun. 25, 2018 ₪ / shares	Jun. 25, 2018 $ / shares	Jun. 21, 2018 ₪ / shares	Jun. 21, 2018 $ / shares	Dec. 31, 2016 ₪ / shares	Dec. 31, 2016 $ / shares
Shareholders' Equity (Details) [Line Items]
General and administrative expenses | $																																			$ 3,469,000		$ 3,696,000		$ 3,753,000
Series B Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Price per warrant | (per share)																																			$ 1.08	$ 1.08					₪ 4
Warrants outstanding																																			11,781,552	11,781,552
Series E Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding																																										2,687,197
Warrants G [Member]
Shareholders' Equity (Details) [Line Items]
Warrant expired												1,001,665
Warrants F [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding																																			18,917,985	18,917,985
Expiration date, description										the Company modified the expiration date of 12,296,976 and 6,736,183 outstanding Series F warrants from March 28, 2019, and April 23, 2019, respectively, both to December 31, 2019.
Shares and Options to Employees [Member]
Shareholders' Equity (Details) [Line Items]
Percentage of capital on fully diluted basis																																		15.00%
Total unrecognized compensation cost | $																																			$ 614,000	$ 614,000
Weighted-average period																																			1 year 237 days
Service Providers Options [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued to service provider		50,000
General and administrative expenses | $		$ 53,000
Weighted average volatility																																			75.70%
Risk free interest rates																																			0.51%
Dividend yields																																			0.00%
Weighted average life of the options, description																																			weighted average life of the options of one – 2.6 years.
Warrants and options, description																																	the Company granted to a management consulting service provider 1,000,000 options to purchase 1,000,000 Ordinary Shares at an exercise price of NIS 3 (approximately $0.77 at the grant date). These options vest in eight quarterly tranches over a period of two years (consistent with the contractual term of the service) and expire three years from the vesting date in relation to each tranche. The Company recorded in its 2018 and 2017 statement of comprehensive loss an expense of USD 37 and USD 227, respectively, in respect of such grant, included in general and administrative expenses.
Service Providers Options One [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued to service provider																			25,000
General and administrative expenses | $																			$ 19,000
Warrants and options, description																									the Company granted to an intermediator in its March and April 2017 private placements 576,156 Series F warrants to purchase 576,156 Ordinary Shares at an exercise price of USD 0.80. These options expire 24 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placements, the relating compensation costs were recorded in equity with no impact on the statement of comprehensive loss. As of December 31, 2019, the outstanding balance of Series F warrants is 430,127.		the Company granted to an intermediator in its March and April 2017 private placements 576,156 Series F warrants to purchase 576,156 Ordinary Shares at an exercise price of USD 0.80. These options expire 24 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placements, the relating compensation costs were recorded in equity with no impact on the statement of comprehensive loss. As of December 31, 2019, the outstanding balance of Series F warrants is 430,127.
Service Providers Options Two [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued to service provider	130,342
General and administrative expenses | $	$ 50,000
Service Providers Options Three [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description																									the Company granted to an intermediator in its April 2017 private placement 10,000 Series G warrants to purchase 10,000 Ordinary Shares at an exercise price of USD 0.95. These options expire 18 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placement, the relating compensation costs were recorded in equity with no impact on the statement of comprehensive loss.
Service Providers Options Four [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description																													the Company granted to two service providers 380,000 options to purchase 380,000 Ordinary Shares at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vested over the next 11 quarters until fully vested on September 30, 2019. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 9, USD 29 and USD 88, respectively, in respect of such grant, included in general and administrative expenses.
Service Providers Options Five [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description																										the Company granted to several service providers options to purchase a total of 220,000 Ordinary Shares at an exercise price of NIS 1.95 (approximately $0.45 per share at the grant date). The options vested from 2017 through 2019. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 4, USD 9 and USD 71, respectively, in respect of such grant, included in general and administrative expenses.
Service Providers Options Six [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description																							the Company granted to Magna’s employees options to purchase a total of 970,000 Ordinary Shares at an exercise price of NIS 3.57 (approximately $0.99 per share at the grant date). The options vested over 12 quarters until fully vested on December 31, 2019. On September 23, 2019, the Company approved a modification of outstanding options held by Magna’s employees from an exercise price of NIS 3.57 per share to an exercise price of NIS 1.95 (approximately $0.56) per share. The Company immediately recognized the additional fair value attributable to vested options of approximately USD 21, as stock compensation expenses. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 37, USD 43 and USD 112, respectively, in respect of such grant, included in research and development expenses.	the Company granted to Magna’s employees options to purchase a total of 970,000 Ordinary Shares at an exercise price of NIS 3.57 (approximately $0.99 per share at the grant date). The options vested over 12 quarters until fully vested on December 31, 2019. On September 23, 2019, the Company approved a modification of outstanding options held by Magna’s employees from an exercise price of NIS 3.57 per share to an exercise price of NIS 1.95 (approximately $0.56) per share. The Company immediately recognized the additional fair value attributable to vested options of approximately USD 21, as stock compensation expenses. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 37, USD 43 and USD 112, respectively, in respect of such grant, included in research and development expenses.
Service Providers Options Seven [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description																						the Company granted to several service providers options to purchase a total of 550,000 Ordinary Shares at an exercise price of NIS 6.96 (approximately $1.97 per share at the grant date). The options vested from 2017 through 2020. The Company recorded in its 2019, 2018 and 2017 statement of comprehensive loss an expense of USD 5, USD 17 and USD 14, respectively, in respect of such grant, included in marketing and sales and in general and administrative expenses.
Service Providers Options Eight [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description																				the Company granted to several service providers options to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 5.15 (approximately $1.47 per share at the grant date). The options vest from 2018 through 2020. On September 2, 2019, the Company approved a modification of the outstanding options from an exercise price of NIS 3.78 to an exercise price of NIS 1.95 (approximately $0.56 per share). The Company recorded in its 2019, 2018 and 2017 statements of comprehensive loss an expense of USD 6, USD 3 and USD 3, respectively, in respect of such grant, included in general and administrative expenses.	the Company granted to several service providers options to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 5.15 (approximately $1.47 per share at the grant date). The options vest from 2018 through 2020. On September 2, 2019, the Company approved a modification of the outstanding options from an exercise price of NIS 3.78 to an exercise price of NIS 1.95 (approximately $0.56 per share). The Company recorded in its 2019, 2018 and 2017 statements of comprehensive loss an expense of USD 6, USD 3 and USD 3, respectively, in respect of such grant, included in general and administrative expenses.
Service Providers Options Nine [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description																		the Company granted to service provider options to purchase a total of 500,000 Ordinary Shares at an exercise price of NIS 3 (approximately $0.86 per share at the grant date). The options vested equally over a period of 4 quarters ending January 1, 2019. The Company recorded in its 2018 statement of comprehensive loss an expense of USD 78 in respect of such grant, included in general and administrative expenses.
Service Providers Options Ten [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description																	the Company granted to service provider options to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). The options vested as to one third of the options after one year and balance of the remaining options vest equally over eight quarters until fully vested on March 31, 2021. On March 20, 2019, the Company approved a modification of the outstanding options from an exercise price of NIS 3.78 to an exercise price of NIS 1.95 (approximately $0.56 per share). The Company recorded in its 2019 statement of comprehensive loss an expense of USD 5, in respect of such grant, included in marketing and sales.
Service Providers Options Eleven [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description													On June 21 and June 25, 2018, the Company granted to an intermediator in its private placement 104,268 Series F-1 warrants to purchase 104,268 Ordinary Shares at an exercise price of USD 0.80. These options expire 24 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placement, the related compensation costs were recorded in equity with no impact on the statement of comprehensive loss. As of December 31, 2019, the outstanding balance of Series F-1 warrants is 104,268.	On June 21 and June 25, 2018, the Company granted to an intermediator in its private placement 104,268 Series F-1 warrants to purchase 104,268 Ordinary Shares at an exercise price of USD 0.80. These options expire 24 months after their grant date and were fully vested as of their grant date. In respect of the portion of such grant allocated to the instruments issued in the private placement, the related compensation costs were recorded in equity with no impact on the statement of comprehensive loss. As of December 31, 2019, the outstanding balance of Series F-1 warrants is 104,268.
Service Providers Options Twelve [Member]
Shareholders' Equity (Details) [Line Items]
Warrants and options, description							the Company granted to service provider options to purchase a total of 25,000 Ordinary Shares at an exercise price of NIS 1.95 (approximately $0.56 per share at the grant date). The options vest equally over eight quarters until fully vested on March 31, 2021.
Chief Financial Officer [Member]
Shareholders' Equity (Details) [Line Items]
General and administrative expenses | $																																					173,000		346,000
Options to purchase ordinary shares																																1,794,205
Exercise Price Per Share | $ / shares																																$ 0.08
Options vesting term																																The options vested over 10 quarters until fully vested on June 30, 2018.
Three Members [Member]
Shareholders' Equity (Details) [Line Items]
General and administrative expenses | $																																			$ 35,000		45,000		56,000
Options to purchase ordinary shares					900,000	900,000																								300,000	300,000
Exercise Price Per Share | (per share)																														₪ 1.95	$ 0.52
Options vesting term					four years	four years																								The options vested over 12 quarters until fully vested on September 30, 2019.	The options vested over 12 quarters until fully vested on September 30, 2019.
Exercise of options, shares					675,000	675,000
Chief Executive Officer [Member]
Shareholders' Equity (Details) [Line Items]
General and administrative expenses | $																																			459,000		459,000		459,000
Options to purchase ordinary shares			2,000,000	2,000,000
Exercise Price Per Share | (per share)			₪ 2.31	$ 0.64
Options vesting term			The options vest over 12 quarters until fully vested on December 31, 2019.	The options vest over 12 quarters until fully vested on December 31, 2019.
Three of Senior Officers [Member]
Shareholders' Equity (Details) [Line Items]
General and administrative expenses | $																																			440,000		527,000		615,000
Options to purchase ordinary shares			700,000	700,000
Exercise Price Per Share | (per share)			₪ 1.95	$ 0.52
Options vesting term			The options vested over 12 quarters until fully vested on December 31, 2019.	The options vested over 12 quarters until fully vested on December 31, 2019.
Four Members of Board of Directors [Member]
Shareholders' Equity (Details) [Line Items]
General and administrative expenses | $																																			95,000		102,000		107,000
Options to purchase ordinary shares					300,000	300,000																	300,000	300,000
Exercise Price Per Share | (per share)																							₪ 6.13	$ 1.7
Options vesting term					four years	four years																	The options vested over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other.	The options vested over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other.
Exercise of options, shares					100,000	100,000
Chief Operating Officer [Member]
Shareholders' Equity (Details) [Line Items]
General and administrative expenses | $																																			$ 105,000		$ 95,000		$ 24,000
Options to purchase ordinary shares																				700,000	700,000
Exercise Price Per Share | (per share)																				₪ 3.78	$ 1.08
Options vesting term																				The options vest over 12 quarters until fully vested on September 30, 2020.	The options vest over 12 quarters until fully vested on September 30, 2020.
Employees [Member]
Shareholders' Equity (Details) [Line Items]
Options to purchase ordinary shares																																			2,575,000		2,640,000		2,175,000
Exercise Price Per Share | (per share)																																			$ 0.54	$ 1.95	$ 1.06	₪ 3.78	$ 0.96
Options vesting term																																			One third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested.		One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested.		The options vest over 12 quarters until fully vested.
Board of Directors Chairman [Member]
Shareholders' Equity (Details) [Line Items]
General and administrative expenses | $																																			$ 5,000		$ 4,000
Options to purchase ordinary shares															100,000	100,000
Exercise Price Per Share | (per share)															₪ 3.78	$ 1.06
Options vesting term															One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested on March 31, 2021.	One third of the options vested after one year and the balance of the remaining options vest over eight quarters until fully vested on March 31, 2021.
Description of options granted								the Company’s Board of Directors approved a modification of outstanding options held by officers and employees that had an exercise price of NIS 3.78 per share and reduced the exercise price to NIS 1.95 per share. This resolution was effective from May 6, 2019, after receiving approval from the Israeli Tax Authorities. The Company calculated the fair value of such options immediately before and after the modification. The Company immediately recognized the additional fair value attributable to vested options, approximately $27, as stock compensation expenses. The additional fair value resulting from the modification, approximately $54, is being expensed over the remaining vesting period of the modified options.
Four Members of Board of Directors Options [Member]
Shareholders' Equity (Details) [Line Items]
General and administrative expenses | $																																			18,000
Options to purchase ordinary shares					300,000	300,000
Exercise Price Per Share | (per share)					₪ 1.95	$ 0.56
Options vesting term					The options vest over 12 quarters until fully vested on July 31, 2022.	The options vest over 12 quarters until fully vested on July 31, 2022.
Private Placement [Member]
Shareholders' Equity (Details) [Line Items]
Private placements gross amount | $													$ 12,351,000	$ 12,351,000											$ 11,645,000			$ 11,645,000												$ 6,835,000
Issuance of ordinary shares													21,963,411	21,963,411																										15,050,032
Share price | (per share)																																											₪ 2.05	$ 0.56	₪ 2.05	$ 0.56	₪ 1.75	$ 0.45
Sale of stock, description																																								purchase 1 Ordinary Share for every share purchased in the private placement agreements.
Fair value of warrants | $																																			1,978,000	$ 1,978,000
Net of issuance expenses | $																																			4,444,000
Net proceeds form private placement | $													$ 11,208,000	$ 11,208,000																					$ 10,745,000
Agreement, description											the Company entered into a development agreement for manufacturing and engineering consulting services, and an investment agreement with RH Electronics Ltd. (“RH”). According to the agreement, RH purchased 1,233,333 Ordinary Shares for a total consideration of USD 1,000 at a price per share of NIS 3 (approximately $1.23 per share).
Net proceeds from private placement | $																																								$ 6,245
Private Placement [Member] | Series A warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants to purchase ordinary shares																																								12,022,835
Price per warrant | ₪ / shares																																															3
Private Placement [Member] | Series B Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants to purchase ordinary shares																																								13,565,691
Price per warrant | ₪ / shares																																															4
Warrants outstanding																																			11,781,552	11,781,552
Private Placement [Member] | Series E Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrants to purchase ordinary shares																																								3,178,557
Warrants outstanding																																			2,687,197	2,687,197
Private Placement [Member] | Warrants F 1 [Member]
Shareholders' Equity (Details) [Line Items]
Sale of stock, description													the Company issued Series F-1 warrants to purchase 22,067,679 Ordinary Shares at an exercise price of $0.80 per share, exercisable until the 24 month anniversary of the date of issuance.	the Company issued Series F-1 warrants to purchase 22,067,679 Ordinary Shares at an exercise price of $0.80 per share, exercisable until the 24 month anniversary of the date of issuance.
Warrants outstanding																																			22,067,679	22,067,679
Private Placement [Member] | Series E Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Price per warrant | ₪ / shares																																															₪ 3
Private Placement One [Member]
Shareholders' Equity (Details) [Line Items]
Sale of stock, description																									A total of 12,363,413 Ordinary Shares, (NIS 1.90 per share, approximately $0.52 per share) and a total of 12,784,331 Series F warrants to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.80 per share which are exercisable until the 24 month anniversary of the date of issuance.			A total of 12,363,413 Ordinary Shares, (NIS 1.90 per share, approximately $0.52 per share) and a total of 12,784,331 Series F warrants to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.80 per share which are exercisable until the 24 month anniversary of the date of issuance.
Private Placement Two [Member]
Shareholders' Equity (Details) [Line Items]
Sale of stock, description																									A total of 6,580,945 Ordinary Shares, (NIS 2.10 per share, approximately $0.58 per share) and a total of 6,736,183 Series F warrants to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.80 per share which are exercisable until the 24 month anniversary of the date of issuance.			A total of 6,580,945 Ordinary Shares, (NIS 2.10 per share, approximately $0.58 per share) and a total of 6,736,183 Series F warrants to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.80 per share which are exercisable until the 24 month anniversary of the date of issuance.
Private Placement Three [Member]
Shareholders' Equity (Details) [Line Items]
Sale of stock, description																									A total of 2,083,332 Ordinary Shares, (NIS 2.40 per share, approximately $0.66 per share) and a total of 1,051,665 Series G warrants to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.95 per share which are exercisable until the 18 month anniversary of the date of issuance.			A total of 2,083,332 Ordinary Shares, (NIS 2.40 per share, approximately $0.66 per share) and a total of 1,051,665 Series G warrants to purchase 1 Ordinary Share for every share purchased in the private placement at an exercise price of USD 0.95 per share which are exercisable until the 18 month anniversary of the date of issuance.
Public Offering [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares									20,500,000
Net of issuance expenses | $									$ 5,521,000
Public Offering [Member] | ADS [Member]
Shareholders' Equity (Details) [Line Items]
Issuance of ordinary shares									4,100,000
Share price | $ / shares									$ 1.50
Gross proceeds from public offering | $									$ 6,150,000